UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Growth Fund of America

[photo of people climbing up a snow-covered mountain]

Semi-annual report for the six months ended February 28, 2010

The Growth Fund of America® invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	37.54%	2.87%	0.51%

The total annual fund operating expense ratio was 0.76% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 4.

Equity investments are subject to market fluctuations. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of people climbing up a snow-covered mountain]

The six months ended February 28, 2010, proved to be generally good for stocks with a handful of healthy market corrections along the way. After the U.S. banking system stabilized and investors became less concerned, corporations around the United States reported pockets of business improvement.

After four quarters of negative gross domestic product growth, the U.S. economy grew at a 2.2% annual rate in the third quarter and by a 5.6% annual rate in the fourth quarter of 2009. Manufacturing activity increased, benefiting from improved demand for U.S. products from developing nations, and inventories stopped falling, which had been a drag on growth. But unemployment remained high. Even though housing starts improved in January, housing prices and sales of new single-family homes declined.

[Begin Sidebar]
Results at a glance
Total returns for periods ended February 28, 2010, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime1

The Growth Fund of America
(Class A shares)	8.74%	49.69%	2.63%	0.90%	13.65%
Standard & Poor’s 500 Composite Index2	9.32	53.55	0.37	–0.31	10.41
Lipper Capital Appreciation Funds Index3	10.51	54.15	3.16	–1.22	10.65
Lipper Growth Funds Index3	10.63	56.71	0.11	–2.79	9.32
Lipper Large-Cap Core Funds Index3	8.40	52.72	0.55	–0.86	—	4
Lipper Large-Cap Growth Funds Index3	10.32	53.31	1.20	–4.79	—	4

1 Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
2 The S&P 500 is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
3 Lipper indexes do not reflect the effect of sales charges.
4 This Lipper index was not in existence when CRMC began managing the fund.
[End Sidebar]

In this mixed environment, The Growth Fund of America (GFA) posted a total return of 8.7%. On a relative basis, the fund slightly lagged the 9.3% return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, and three of the four Lipper peer indexes, as shown in the table on page 1. In January, Lipper reclassified GFA into its large-cap growth funds category from its multi-cap growth funds category; as a result, we are using two Lipper large-cap indexes for comparison purposes rather than the Lipper multi-cap indexes.

Over longer periods, GFA has continued to outpace the S&P 500. For the five years ended February 28, GFA had an average annual total return of 2.6% compared with 0.4% by the S&P 500. In addition, GFA’s total return was better than three of the four Lipper peer group indexes. For its 36-year lifetime, GFA had an average annual total return of 13.6% compared with 10.4% for the S&P 500. The applicable Lipper peer group indexes posted returns of 10.6% and 9.3% over the same period. We urge shareholders to measure the fund’s progress by focusing on its long-term results, which is how we look at GFA’s returns ourselves.

Investment results analysis

Information technology companies, which comprise five of the fund’s largest holdings, played a major role in the fund’s positive returns. They included Apple (21.7%), Microsoft (16.3%), Google (14.1%), Oracle (12.7%) and Cisco Systems (12.6%). Information technology is GFA’s largest industry sector with 22.5% of the portfolio’s net assets. Telecommunication companies also helped results.

Many energy companies, which had a difficult year in fiscal 2009, made a comeback in the past six months. Large contributors included Baker Hughes (39.1%) and EOG Resources (30.6%). Schlumberger, provider of services and technology to the petroleum industry, showed a gain of 8.7%, after a decline of 40.4% in fiscal 2009. Economically sensitive companies from the industrial and consumer discretionary sectors also did better than average in the recent period including Johnson Controls (25.6%) and News Corp. (24.7%).

Financial companies detracted from results including two of the fund’s 10 largest holdings, Bank of America (–5.3%) and JPMorgan Chase (–3.4%). In addition, the fund’s cash, short-term securities and other net assets of 8.4%, which provided almost no return, didn’t help in the upmarket of the past six months. By contrast, the fund’s cash holding did help the portfolio in the first half of the 2009 fiscal year when U.S. markets were weak across the board. This is why results need to be considered over the long term, to get the full picture.

During the past six months, the fund’s cash position declined from 12.1% to 8.4% as portfolio counselors found companies selling at what they considered to be attractive stock valuations. It is important to point out that the cash position represents the aggregate views of the 10 portfolio counselors and is not a top-down decision.

The road ahead

It appears that the United States is healing from the economic recession in fits and spurts. The stock market has responded positively so far but we are not yet out of the woods. As we cautioned shareholders six months ago, there may be some volatility ahead. If jobs, housing and consumer spending continue to be slow to recover from the recession, we could go through some difficult economic times and a weaker stock market. If, on the other hand, we have a normal or strong recovery, many companies that have sharply cut costs may produce very good earnings that could result in a robust stock market. We are also in a period where the policies and decisions of the public sector could have a large impact on these factors, relative to recent years. We will be closely monitoring events and using our fundamental research with a global perspective to navigate the challenging times ahead.

We appreciate your continued support of The Growth Fund of America and your commitment to taking a long-term perspective on your mutual fund investments.

Cordially,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman of the Board

/s/ Donald D. O’Neal

Donald D. O’Neal
President

April 6, 2010

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited
Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2010
(the most recent calendar quarter-end):			10 years1/
	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	39.87%	2.97%	0.50%
Not reflecting CDSC	44.87	3.33	0.50

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	43.78	3.27	2.82
Not reflecting CDSC	44.78	3.27	2.82

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	46.05	4.12	3.65

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	46.33	—	–2.52

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	37.56	2.83	3.98
Not reflecting maximum sales charge	45.92	4.06	4.74

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	39.72	2.85	3.86
Not reflecting CDSC	44.72	3.21	3.86

Class 529-C shares4 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	43.72	3.22	3.86
Not reflecting CDSC	44.72	3.22	3.86

Class 529-E shares3,4 — first sold 3/1/02	45.49	3.74	4.24

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	46.20	4.26	8.13

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio, February 28, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See page 35 for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification (percent of net assets)

Information technology	22.54%
Health care	12.11
Energy	9.88
Financials	9.87
Consumer discretionary	9.58
Other industries	27.56
Convertible securities	.05
Bonds & notes	.05
Short-term & other assets less liabilities	8.36
[end pie chart]

Percent
of net
Largest equity holdings	assets

Microsoft	3.6%
Oracle	2.9
Google	2.7
Apple	1.8
Cisco Systems	1.8
Medtronic	1.3
JPMorgan Chase	1.2
Barrick Gold	1.2
Bank of America	1.1
Philip Morris International	1.1

			Percent
		Value	of net
Common stocks - 91.54%	Shares	(000)	assets

Information technology - 22.54%
Microsoft Corp.	193,445,100	$5,544,137	3.61%
Oracle Corp.	179,049,376	4,413,567	2.88
Google Inc., Class A (1)	7,942,900	4,184,320	2.73
Apple Inc. (1)	13,565,000	2,775,670	1.81
Cisco Systems, Inc. (1)	110,870,000	2,697,467	1.76
Corning Inc. (2)	78,423,846	1,382,612	.90
Yahoo! Inc. (1) (2)	79,922,100	1,223,607	.80
QUALCOMM Inc.	32,446,694	1,190,469	.78
EMC Corp. (1)	56,300,000	984,687	.64
Hewlett-Packard Co.	18,965,000	963,232	.63
International Business Machines Corp.	6,660,000	846,886	.55
Other securities		8,368,521	5.45
		34,575,175	22.54

Health care - 12.11%
Medtronic, Inc.	45,325,000	1,967,105	1.28
Teva Pharmaceutical Industries Ltd. (ADR)	26,989,307	1,619,628	1.06
Roche Holding AG	9,605,000	1,605,607	1.05
Merck & Co., Inc.	40,180,191	1,481,845	.97
Gilead Sciences, Inc. (1)	27,120,000	1,291,183	.84
Celgene Corp. (1)	13,800,000	821,376	.54
Other securities		9,793,127	6.37
		18,579,871	12.11

Energy - 9.88%
Schlumberger Ltd.	25,301,700	1,545,934	1.01
Suncor Energy Inc. (CAD denominated)	46,610,366	1,346,974
Suncor Energy Inc.	5,360,000	154,958	.98
Apache Corp.	11,685,000	1,211,033	.79
Devon Energy Corp.	16,774,600	1,155,099	.75
Occidental Petroleum Corp.	11,830,000	944,626	.62
EOG Resources, Inc.	8,825,237	830,014	.54
Other securities		7,958,384	5.19
		15,147,022	9.88

Financials - 9.87%
JPMorgan Chase & Co.	43,975,000	1,845,631	1.20
Bank of America Corp.	102,109,655	1,701,147	1.11
Wells Fargo & Co.	58,727,000	1,605,596	1.05
Berkshire Hathaway Inc., Class A (1)	8,610	1,031,478	.67
Bank of New York Mellon Corp.	30,913,100	881,642	.57
Other securities		8,078,280	5.27
		15,143,774	9.87

Consumer discretionary - 9.58%
Time Warner Inc.	45,674,667	1,326,392	.86
News Corp., Class A	93,860,800	1,254,919	.82
McDonald's Corp.	18,088,000	1,154,919	.75
Johnson Controls, Inc.	30,292,800	942,106	.61
Time Warner Cable Inc. (2)	18,152,120	847,522	.55
NIKE, Inc., Class B	11,838,974	800,315	.52
Other securities		8,374,967	5.47
		14,701,140	9.58

Materials - 7.87%
Barrick Gold Corp.	47,100,000	1,773,786	1.16
Syngenta AG (2)	4,750,000	1,230,432	.80
Rio Tinto PLC	19,963,764	1,023,892	.67
Freeport-McMoRan Copper & Gold Inc.	12,049,600	905,648	.59
Monsanto Co.	12,539,400	885,909	.58
Newmont Mining Corp.	17,648,000	869,693	.57
Potash Corp. of Saskatchewan Inc.	7,050,000	778,743	.51
BHP Billiton PLC (ADR)	7,885,000	486,978
BHP Billiton PLC	9,290,000	284,262	.50
Other securities		3,834,819	2.49
		12,074,162	7.87

Industrials - 7.06%
Union Pacific Corp.	21,167,200	1,426,034	.93
Boeing Co.	16,842,598	1,063,778	.69
United Parcel Service, Inc., Class B	17,140,000	1,006,804	.66
General Dynamics Corp.	12,481,400	905,526	.59
United Technologies Corp.	11,375,000	780,894	.51
Other securities		5,652,505	3.68
		10,835,541	7.06

Consumer staples - 6.01%
Philip Morris International Inc.	33,546,700	1,643,117	1.07
Coca-Cola Co.	27,184,700	1,433,177	.93
Colgate-Palmolive Co.	12,964,400	1,075,267	.70
PepsiCo, Inc.	13,225,000	826,166	.54
Other securities		4,245,676	2.77
		9,223,403	6.01

Telecommunication services - 1.12%
Other securities		1,718,397	1.12

Utilities - 0.65%
Other securities		995,240	.65

Miscellaneous - 4.85%
Other common stocks in initial period of acquisition		7,437,575	4.85

Total common stocks (cost: $126,657,202,000)		140,431,300	91.54

			Percent
		Value	of net
Preferred stocks - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		$990	.00%

Total preferred stocks (cost: $21,000,000)		990	.00

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		$-	.00%

Total warrants (cost: $10,949,000)		-	.00

			Percent
		Value	of net
Convertible securities - 0.05%		(000)	assets

Other - 0.04%
Other securities		$63,182	.04%

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		9,300	.01

Total convertible securities (cost: $46,234,000)		72,482	.05

			Percent
	Principal	Value	of net
Bonds & notes - 0.05%	amount (000)	(000)	assets

Bonds & notes of U.S. government agencies - 0.03%
Fannie Mae 2.50% 2010	$50,000	$50,140	.03%

Consumer discretionary - 0.02%
Other securities		24,854	.02

Total bonds & notes (cost: $69,448,000)		74,994	.05

			Percent
	Principal	Value	of net
Short-term securities - 8.05%	amount (000)	(000)	assets

Freddie Mac 0.12%-0.41% due 3/1-10/25/2010	$3,791,935	$3,790,129	2.47%
Fannie Mae 0.13%-0.70% due 3/3-12/1/2010	3,536,277	3,532,639	2.30
U.S. Treasury Bills 0.145%-0.405% due 5/6-11/18/2010	2,554,300	2,552,129	1.66
JPMorgan Chase Funding Inc. 0.23% due 3/18/2010 (3)	75,000	74,992
JPMorgan Chase & Co. 0.12%-0.25% due 3/26-7/8/2010	90,000	89,945
Jupiter Securitization Co., LLC 0.20% due 5/19/2010 (3)	20,000	19,984
Park Avenue Receivables Co., LLC 0.17% due 4/20/2010 (3)	17,500	17,496	.13
Bank of America Corp. 0.37% due 3/16-3/17/2010	180,000	179,985	.12
Microsoft Corp. 0.16%-0.17% due 4/14-5/26/2010 (3)	51,900	51,889	.03
Other securities		2,047,425	1.34

Total short-term securities (cost: $12,352,580,000)		12,356,613	8.05

Total investment securities (cost: $139,157,413,000)		152,936,379	99.69
Other assets less liabilities		470,937	.31

Net assets		$153,407,316	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" include all issues that are not disclosed separately in the summary investment portfolio. These include securities that were valued under fair value procedures adopted by authority of the board of directors and may be subject to legal or contractual restrictions on resale; the total value of all such securities was $990,000, which represented less than .01% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 28, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/10 (000)
Corning Inc.	77,858,846	565,000	-	78,423,846	$7,814	$1,382,612
Syngenta AG	4,540,000	210,000	-	4,750,000	-	1,230,432
Yahoo! Inc. (1)	84,601,100	250,000	4,929,000	79,922,100	-	1,223,607
Time Warner Cable Inc.	16,202,120	1,950,000	-	18,152,120	7,261	847,522
Intuit Inc. (1)	20,800,000	-	-	20,800,000	-	673,088
Linear Technology Corp.	19,850,000	-	-	19,850,000	8,933	539,325
Vertex Pharmaceuticals Inc. (1)	11,253,000	1,152,175	-	12,405,175	-	503,774
CONSOL Energy Inc.	3,456,400	6,675,700	275,700	9,856,400	1,339	496,368
CONSOL Energy Inc.	7,400,000	-	7,400,000	-	740	-
Xilinx, Inc.	17,400,000	-	244,700	17,155,300	5,490	443,121
KLA-Tencor Corp.	12,940,000	-	-	12,940,000	3,882	376,942
Sigma-Aldrich Corp.	6,155,000	-	-	6,155,000	1,877	293,532
Kerry Group PLC, Class A	8,965,824	-	-	8,965,824	1,030	284,020
Harman International Industries, Inc. (1)	4,277,800	-	16,200	4,261,600	-	183,845
Avon Products, Inc. (4)	21,875,000	2,050,000	2,750,000	21,175,000	8,675	-
Baker Hughes Inc. (4)	14,116,178	2,825,000	2,400,000	14,541,178	4,706	-
BJ Services Co. (4)	14,641,200	8,102,000	14,641,200	8,102,000	810	-
Johnson Controls, Inc. (4)	30,792,800	-	500,000	30,292,800	7,941	-
Johnson Controls, Inc. 11.50% convertible preferred 2012, units (4)	99,040	-	-	99,040	285	-
Paychex, Inc. (4)	20,241,400	-	6,662,500	13,578,900	10,484	-
Qwest Communications International Inc. (4)	96,418,000	-	50,000,000	46,418,000	26,365	-
Smith International, Inc. (4)	10,857,098	1,840,000	9,006,724	3,690,374	2,827	-
Trimble Navigation Ltd. (4)	6,047,200	-	6,047,200	-	-	-
					$100,459	$8,478,188

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,092,411,000, which represented .71% of the net assets of the fund.

(4) Unaffiliated issuer at 2/28/2010

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $130,158,050)	$144,458,191
Affiliated issuers (cost: $8,999,363)	8,478,188	$152,936,379
Cash denominated in currencies other than U.S. dollars
(cost: $30,122)		30,122
Cash		60
Receivables for:
Sales of investments	683,046
Sales of fund's shares	275,836
Dividends and interest	235,158	1,194,040
		154,160,601
Liabilities:
Payables for:
Purchases of investments	363,568
Repurchases of fund's shares	220,511
Investment advisory services	31,616
Services provided by affiliates	107,725
Directors' deferred compensation	3,110
Non-U.S. taxes	20,589
Other	6,166	753,285
Net assets at February 28, 2010		$153,407,316

Net assets consist of:
Capital paid in on shares of capital stock		$152,666,809
Distributions in excess of net investment income		(41,232)
Accumulated net realized loss		(12,978,017)
Net unrealized appreciation		13,759,756
Net assets at February 28, 2010		$153,407,316

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 7,500,000 shares, $.001 par value (5,739,954 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$64,426,990	2,394,954	$26.90
Class B	3,768,352	144,562	26.07
Class C	7,841,884	302,730	25.90
Class F-1	16,747,570	626,602	26.73
Class F-2	4,086,242	151,959	26.89
Class 529-A	2,854,523	106,667	26.76
Class 529-B	435,202	16,661	26.12
Class 529-C	849,866	32,577	26.09
Class 529-E	147,623	5,552	26.59
Class 529-F-1	92,587	3,466	26.71
Class R-1	552,896	21,150	26.14
Class R-2	2,545,874	96,925	26.27
Class R-3	12,453,075	469,925	26.50
Class R-4	17,050,533	638,839	26.69
Class R-5	14,650,615	545,244	26.87
Class R-6	4,903,484	182,141	26.92

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $28.54 and $28.39, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2010		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $11,881; also includes
$100,459 from affiliates)	$964,804
Interest	25,649	$990,453

Fees and expenses*:
Investment advisory services	205,551
Distribution services	228,066
Transfer agent services	53,547
Administrative services	61,041
Reports to shareholders	4,353
Registration statement and prospectus	9,003
Directors' compensation	479
Auditing and legal	96
Custodian	1,786
Other	3,018	566,940
Net investment income		423,513

Net realized gain and unrealized
appreciation on investments
and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,865; also includes $271,083 net gain from affiliates)	5,146,709
Currency transactions	(3,218)	5,143,491
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $20,589)	6,837,962
Currency translations	337	6,838,299
Net realized gain and
unrealized appreciation
on investments and currency		11,981,790
Net increase in net assets resulting
from operations		$12,405,303

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)
	Six months ended February 28, 2010*	Year ended August 31, 2009
Operations:
Net investment income	$423,513	$1,203,911
Net realized gain (loss) on investments and currency transactions	5,143,491	(17,896,133)
Net unrealized appreciation (depreciation) on investments and currency translations	6,838,299	(16,034,743)
Net increase (decrease) in net assets resulting from operations	12,405,303	(32,726,965)

Dividends paid to shareholders from net investment income	(1,158,259)	(1,231,544)

Net capital share transactions	(1,169,706)	(1,830,651)

Total increase (decrease) in net assets	10,077,338	(35,789,160)

Net assets:
Beginning of period	143,329,978	179,119,138
End of period (including distributions in excess of and undistributed
net investment income: $(41,232) and $693,514, respectively)	$153,407,316	$143,329,978

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                      unaudited

1. Organization and significant accounting policies

Organization – The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

On November 24, 2009, shareholders approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund. On December 23, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$850,404
Capital loss carryforward expiring 2017*	(4,449,264)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†	(13,392,433)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$22,657,378
Gross unrealized depreciation on investment securities	(9,326,388)
Net unrealized appreciation on investment securities	13,330,990
Cost of investment securities	139,605,389

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

	Six months ended February 28, 2010	Year ended August 31, 2009
Class A	$508,625	$597,313
Class B	1,938	1,325
Class C	13,544	3,481
Class F-1	140,687	182,282
Class F-2	42,452	10,468
Class 529-A	22,126	22,729
Class 529-B	359	220
Class 529-C	1,150	679
Class 529-E	798	786
Class 529-F-1	856	839
Class R-1	1,358	992
Class R-2	5,449	4,376
Class R-3	75,896	71,878
Class R-4	140,976	138,342
Class R-5	163,718	195,834
Class R-6*	38,327	-
Total	$1,158,259	$1,231,544

*Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2010, the investment advisory services fee was $205,551,000, which was equivalent to an annualized rate of 0.272% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$75,862	$50,574	Not applicable	Not applicable	Not applicable
Class B	19,985	2,973	Not applicable	Not applicable	Not applicable
Class C	39,056	Included in administrative services	$5,864	$1,031	Not applicable
Class F-1	20,648		9,865	684	Not applicable
Class F-2	Not applicable		2,676	95	Not applicable
Class 529-A	2,857		1,452	272	$1,371
Class 529-B	2,166		230	74	217
Class 529-C	4,086		435	126	411
Class 529-E	356		76	14	71
Class 529-F-1	-		46	8	44
Class R-1	2,574		358	50	Not applicable
Class R-2	9,383		1,814	2,863	Not applicable
Class R-3	30,445		8,643	2,178	Not applicable
Class R-4	20,648		11,993	95	Not applicable
Class R-5	Not applicable		7,062	49	Not applicable
Class R-6	Not applicable		867	7	Not applicable
Total	$228,066	$53,547	$ 51,381	$7,546	$2,114

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $479,000, shown on the accompanying financial statements, includes $300,000 in current fees (either paid in cash or deferred) and a net increase of $179,000 in the value of the deferred amounts.
Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$34,575,175	$-	$-	$34,575,175
Health care	18,579,871	-	-	18,579,871
Energy	15,147,022	-	-	15,147,022
Financials	15,143,774	-	-	15,143,774
Consumer discretionary	14,701,140	-	-	14,701,140
Materials	12,074,162	-	-	12,074,162
Industrials	10,835,541	-	-	10,835,541
Consumer staples	9,223,403	-	-	9,223,403
Telecommunication services	1,718,397	-	-	1,718,397
Utilities	995,240	-	-	995,240
Miscellaneous	7,437,575	-	-	7,437,575
Preferred stocks	-	-	990	990
Convertible securities	-	72,482	-	72,482
Bonds & notes	-	74,994	-	74,994
Short-term securities	-	12,356,613	-	12,356,613
Total	$140,431,300	$12,504,089	$990	$152,936,379

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended February 28, 2010 (dollars in thousands):

	Beginning value at 9/1/2009	Net unrealized appreciation*	Net sales	Ending value at 2/28/2010
Investment securities	$847	$21,148	$(21,005)	$990

Net unrealized appreciation during the period on Level 3 investment securities held at February 28, 2010 (dollars in thousands)*:				$541

*Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2010
Class A	$3,570,921	133,853	$489,387	18,025	$(6,045,876)	(226,962)	$(1,985,568)	(75,084)
Class B	34,551	1,340	1,866	71	(660,450)	(25,597)	(624,033)	(24,186)
Class C	446,611	17,431	12,789	489	(724,503)	(28,313)	(265,103)	(10,393)
Class F-1	1,659,203	62,613	127,953	4,744	(2,855,333)	(107,838)	(1,068,177)	(40,481)
Class F-2	1,023,900	38,443	31,492	1,161	(472,354)	(17,702)	583,038	21,902
Class 529-A	227,279	8,543	22,122	819	(137,753)	(5,183)	111,648	4,179
Class 529-B	4,053	157	358	14	(19,711)	(762)	(15,300)	(591)
Class 529-C	72,833	2,815	1,147	43	(53,981)	(2,087)	19,999	771
Class 529-E	11,985	454	797	30	(8,477)	(321)	4,305	163
Class 529-F-1	13,213	497	856	32	(6,914)	(260)	7,155	269
Class R-1	89,848	3,457	1,351	51	(52,223)	(2,028)	38,976	1,480
Class R-2	338,675	13,040	5,441	205	(357,165)	(13,743)	(13,049)	(498)
Class R-3	1,694,919	64,466	75,727	2,830	(1,705,982)	(64,781)	64,664	2,515
Class R-4	2,425,748	91,418	140,952	5,234	(2,729,892)	(103,602)	(163,192)	(6,950)
Class R-5	2,531,192	95,254	162,119	5,982	(3,135,582)	(118,196)	(442,271)	(16,960)
Class R-6	2,769,057	103,835	38,267	1,409	(230,122)	(8,575)	2,577,202	96,669
Total net increase
(decrease)	$16,913,988	637,616	$1,112,624	41,139	$(19,196,318)	(725,950)	$(1,169,706)	(47,195)

Year ended August 31, 2009
Class A	$9,244,844	423,547	$574,110	28,966	$(13,898,783)	(646,021)	$(4,079,829)	(193,508)
Class B	266,626	12,803	1,273	66	(1,259,968)	(60,385)	(992,069)	(47,516)
Class C	1,125,020	53,313	3,301	172	(1,827,122)	(88,819)	(698,801)	(35,334)
Class F-1	4,693,646	216,560	161,986	8,227	(8,500,584)	(397,082)	(3,644,952)	(172,295)
Class F-2	3,242,431	145,682	8,094	409	(417,431)	(19,744)	2,833,094	126,347
Class 529-A	389,954	17,918	22,722	1,152	(223,093)	(10,417)	189,583	8,653
Class 529-B	31,539	1,526	220	11	(35,303)	(1,694)	(3,544)	(157)
Class 529-C	133,286	6,288	678	35	(90,547)	(4,335)	43,417	1,988
Class 529-E	22,370	1,046	785	40	(12,294)	(579)	10,861	507
Class 529-F-1	19,232	879	838	42	(11,069)	(521)	9,001	400
Class R-1	143,419	6,772	983	51	(86,836)	(4,125)	57,566	2,698
Class R-2	776,562	36,643	4,373	226	(644,723)	(30,415)	136,212	6,454
Class R-3	3,233,689	149,528	71,742	3,670	(2,607,100)	(120,810)	698,331	32,388
Class R-4	5,362,070	245,270	138,302	7,035	(3,654,967)	(173,090)	1,845,405	79,215
Class R-5	4,895,084	223,005	194,941	9,860	(5,353,280)	(236,997)	(263,255)	(4,132)
Class R-6†	2,054,518	86,542	-	-	(26,189)	(1,070)	2,028,329	85,472
Total net increase
(decrease)	$35,634,290	1,627,322	$1,184,348	59,962	$(38,649,289)	(1,796,104)	$(1,830,651)	(108,820)

*Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,003,415,000 and $19,144,212,000, respectively, during the six months ended February 28, 2010.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 2/28/2010(5)	$24.93	$.08	$2.10	$2.18	$(.21)	$-	$(.21)	$26.90	8.74%	$64,427	.69	%(6)	.69	%(6)	.62	%(6)
	Year ended 8/31/2009	30.61	.22	(5.67)	(5.45)	(.23)	-	(.23)	24.93	(17.59)	61,587	.76		.75		1.00
	Year ended 8/31/2008	35.77	.36	(3.10)	(2.74)	(.36)	(2.06)	(2.42)	30.61	(8.24)	81,529	.65		.62		1.09
	Year ended 8/31/2007	31.93	.32	4.89	5.21	(.27)	(1.10)	(1.37)	35.77	16.69	90,125	.64		.62		.94
	Year ended 8/31/2006	29.51	.28	2.56	2.84	(.19)	(.23)	(.42)	31.93	9.66	78,854	.65		.63		.89
	Year ended 8/31/2005	24.43	.21	4.96	5.17	(.09)	-	(.09)	29.51	21.20	67,793	.68		.66		.76

Class B:	Six months ended 2/28/2010(5)	24.08	(.02)	2.02	2.00	(.01)	-	(.01)	26.07	8.32	3,768	1.45	(6)	1.45	(6)	(.14	)(6)
	Year ended 8/31/2009	29.44	.06	(5.41)	(5.35)	(.01)	-	(.01)	24.08	(18.18)	4,063	1.50		1.49		.27
	Year ended 8/31/2008	34.48	.11	(2.99)	(2.88)	(.10)	(2.06)	(2.16)	29.44	(8.91)	6,367	1.39		1.37		.34
	Year ended 8/31/2007	30.83	.06	4.73	4.79	(.04)	(1.10)	(1.14)	34.48	15.82	7,596	1.39		1.36		.20
	Year ended 8/31/2006	28.55	.04	2.47	2.51	-	(.23)	(.23)	30.83	8.80	6,839	1.40		1.38		.14
	Year ended 8/31/2005	23.73	- (7)	4.82	4.82	-	-	-	28.55	20.31	6,098	1.43		1.41		.01

Class C:	Six months ended 2/28/2010(5)	23.96	(.02)	2.00	1.98	(.04)	-	(.04)	25.90	8.28	7,842	1.48	(6)	1.48	(6)	(.16	)(6)
	Year ended 8/31/2009	29.30	.06	(5.39)	(5.33)	(.01)	-	(.01)	23.96	(18.18)	7,502	1.50		1.49		.26
	Year ended 8/31/2008	34.34	.09	(2.97)	(2.88)	(.10)	(2.06)	(2.16)	29.30	(8.95)	10,209	1.44		1.41		.29
	Year ended 8/31/2007	30.73	.05	4.70	4.75	(.04)	(1.10)	(1.14)	34.34	15.74	11,091	1.45		1.42		.14
	Year ended 8/31/2006	28.47	.02	2.47	2.49	-	(.23)	(.23)	30.73	8.75	9,036	1.47		1.44		.07
	Year ended 8/31/2005	23.68	(.01)	4.80	4.79	-	-	-	28.47	20.23	7,054	1.48		1.46		(.05)

Class F-1:	Six months ended 2/28/2010(5)	24.78	.08	2.09	2.17	(.22)	-	(.22)	26.73	8.76	16,748	.66	(6)	.66	(6)	.65	(6)
	Year ended 8/31/2009	30.41	.24	(5.63)	(5.39)	(.24)	-	(.24)	24.78	(17.52)	16,531	.69		.68		1.08
	Year ended 8/31/2008	35.56	.36	(3.08)	(2.72)	(.37)	(2.06)	(2.43)	30.41	(8.23)	25,528	.63		.61		1.09
	Year ended 8/31/2007	31.76	.32	4.87	5.19	(.29)	(1.10)	(1.39)	35.56	16.71	25,404	.63		.61		.95
	Year ended 8/31/2006	29.37	.28	2.54	2.82	(.20)	(.23)	(.43)	31.76	9.62	17,613	.64		.61		.91
	Year ended 8/31/2005	24.33	.20	4.94	5.14	(.10)	-	(.10)	29.37	21.18	12,122	.70		.68		.73

Class F-2:	Six months ended 2/28/2010(5)	24.97	.12	2.09	2.21	(.29)	-	(.29)	26.89	8.86	4,086	.44	(6)	.44	(6)	.88	(6)
	Year ended 8/31/2009	30.61	.26	(5.63)	(5.37)	(.27)	-	(.27)	24.97	(17.31)	3,247	.46		.46		1.19
	Period from 8/1/2008 to 8/31/2008	30.43	.03	.15	.18	-	-	-	30.61	.59	114	.04		.03		.09

Class 529-A:	Six months ended 2/28/2010(5)	24.81	.08	2.08	2.16	(.21)	-	(.21)	26.76	8.71	2,854	.73	(6)	.73	(6)	.58	(6)
	Year ended 8/31/2009	30.47	.22	(5.64)	(5.42)	(.24)	-	(.24)	24.81	(17.60)	2,543	.77		.76		.99
	Year ended 8/31/2008	35.62	.34	(3.08)	(2.74)	(.35)	(2.06)	(2.41)	30.47	(8.27)	2,859	.69		.66		1.03
	Year ended 8/31/2007	31.81	.31	4.87	5.18	(.27)	(1.10)	(1.37)	35.62	16.66	2,725	.69		.66		.90
	Year ended 8/31/2006	29.42	.27	2.54	2.81	(.19)	(.23)	(.42)	31.81	9.57	1,968	.68		.66		.86
	Year ended 8/31/2005	24.38	.19	4.95	5.14	(.10)	-	(.10)	29.42	21.13	1,386	.73		.71		.69

Class 529-B:	Six months ended 2/28/2010(5)	24.14	(.03)	2.03	2.00	(.02)	-	(.02)	26.12	8.29	435	1.54	(6)	1.54	(6)	(.23	)(6)
	Year ended 8/31/2009	29.56	.04	(5.45)	(5.41)	(.01)	-	(.01)	24.14	(18.28)	416	1.58		1.57		.17
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.08)	(2.06)	(2.14)	29.56	(9.00)	514	1.50		1.48		.23
	Year ended 8/31/2007	30.97	.03	4.74	4.77	(.02)	(1.10)	(1.12)	34.62	15.69	534	1.51		1.48		.08
	Year ended 8/31/2006	28.71	.01	2.48	2.49	-	(.23)	(.23)	30.97	8.68	424	1.52		1.50		.02
	Year ended 8/31/2005	23.91	(.04)	4.84	4.80	-	-	-	28.71	20.08	335	1.59		1.57		(.16)

Class 529-C:	Six months ended 2/28/2010(5)	24.13	(.03)	2.03	2.00	(.04)	-	(.04)	26.09	8.27	850	1.53	(6)	1.53	(6)	(.22	)(6)
	Year ended 8/31/2009	29.55	.04	(5.44)	(5.40)	(.02)	-	(.02)	24.13	(18.25)	767	1.58		1.57		.18
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.09)	(2.06)	(2.15)	29.55	(8.99)	881	1.50		1.47		.23
	Year ended 8/31/2007	30.99	.03	4.74	4.77	(.04)	(1.10)	(1.14)	34.62	15.66	849	1.50		1.48		.08
	Year ended 8/31/2006	28.72	.01	2.49	2.50	-	(.23)	(.23)	30.99	8.71	619	1.52		1.49		.03
	Year ended 8/31/2005	23.91	(.04)	4.85	4.81	-	-	-	28.72	20.12	447	1.58		1.56		(.15)

Class 529-E:	Six months ended 2/28/2010(5)	$24.63	$.04	$2.07	$2.11	$(.15)	$-	$(.15)	$26.59	8.55%	$148	1.03	%(6)	1.03	%(6)	.29	%(6)
	Year ended 8/31/2009	30.21	.15	(5.57)	(5.42)	(.16)	-	(.16)	24.63	(17.82)	133	1.07		1.06		.68
	Year ended 8/31/2008	35.34	.24	(3.06)	(2.82)	(.25)	(2.06)	(2.31)	30.21	(8.55)	147	.99		.97		.73
	Year ended 8/31/2007	31.58	.20	4.84	5.04	(.18)	(1.10)	(1.28)	35.34	16.29	143	.99		.97		.59
	Year ended 8/31/2006	29.23	.17	2.52	2.69	(.11)	(.23)	(.34)	31.58	9.21	107	1.00		.97		.54
	Year ended 8/31/2005	24.22	.10	4.92	5.02	(.01)	-	(.01)	29.23	20.73	76	1.06		1.04		.36

Class 529-F-1:	Six months ended 2/28/2010(5)	24.79	.10	2.08	2.18	(.26)	-	(.26)	26.71	8.82	93	.53	(6)	.53	(6)	.79	(6)
	Year ended 8/31/2009	30.46	.26	(5.64)	(5.38)	(.29)	-	(.29)	24.79	(17.41)	79	.57		.56		1.18
	Year ended 8/31/2008	35.61	.41	(3.08)	(2.67)	(.42)	(2.06)	(2.48)	30.46	(8.09)	85	.49		.47		1.24
	Year ended 8/31/2007	31.80	.37	4.87	5.24	(.33)	(1.10)	(1.43)	35.61	16.86	81	.49		.47		1.09
	Year ended 8/31/2006	29.38	.33	2.53	2.86	(.21)	(.23)	(.44)	31.80	9.79	52	.50		.47		1.05
	Year ended 8/31/2005	24.34	.19	4.94	5.13	(.09)	-	(.09)	29.38	21.12	30	.72		.70		.70

Class R-1:	Six months ended 2/28/2010(5)	24.19	(.02)	2.04	2.02	(.07)	-	(.07)	26.14	8.33	553	1.45	(6)	1.45	(6)	(.13	)(6)
	Year ended 8/31/2009	29.65	.06	(5.46)	(5.40)	(.06)	-	(.06)	24.19	(18.17)	476	1.47		1.46		.29
	Year ended 8/31/2008	34.76	.10	(3.02)	(2.92)	(.13)	(2.06)	(2.19)	29.65	(8.96)	503	1.42		1.39		.30
	Year ended 8/31/2007	31.13	.05	4.77	4.82	(.09)	(1.10)	(1.19)	34.76	15.79	408	1.43		1.40		.16
	Year ended 8/31/2006	28.88	.03	2.49	2.52	(.04)	(.23)	(.27)	31.13	8.75	245	1.45		1.42		.11
	Year ended 8/31/2005	24.02	(.01)	4.87	4.86	-	-	-	28.88	20.23	122	1.47		1.44		(.05)

Class R-2:	Six months ended 2/28/2010(5)	24.30	(.01)	2.04	2.03	(.06)	-	(.06)	26.27	8.33	2,546	1.41	(6)	1.41	(6)	(.10	)(6)
	Year ended 8/31/2009	29.77	.06	(5.48)	(5.42)	(.05)	-	(.05)	24.30	(18.17)	2,367	1.48		1.47		.27
	Year ended 8/31/2008	34.84	.12	(3.01)	(2.89)	(.12)	(2.06)	(2.18)	29.77	(8.87)	2,708	1.36		1.33		.37
	Year ended 8/31/2007	31.16	.05	4.77	4.82	(.04)	(1.10)	(1.14)	34.84	15.76	2,815	1.42		1.40		.16
	Year ended 8/31/2006	28.86	.03	2.50	2.53	-	(.23)	(.23)	31.16	8.77	2,164	1.46		1.43		.09
	Year ended 8/31/2005	24.01	(.01)	4.86	4.85	-	-	-	28.86	20.20	1,567	1.51		1.45		(.04)

Class R-3:	Six months ended 2/28/2010(5)	24.55	.04	2.07	2.11	(.16)	-	(.16)	26.50	8.59	12,453	.97	(6)	.97	(6)	.34	(6)
	Year ended 8/31/2009	30.11	.16	(5.56)	(5.40)	(.16)	-	(.16)	24.55	(17.78)	11,477	.99		.98		.76
	Year ended 8/31/2008	35.23	.26	(3.05)	(2.79)	(.27)	(2.06)	(2.33)	30.11	(8.50)	13,098	.94		.91		.79
	Year ended 8/31/2007	31.49	.21	4.83	5.04	(.20)	(1.10)	(1.30)	35.23	16.33	13,652	.96		.93		.63
	Year ended 8/31/2006	29.15	.18	2.52	2.70	(.13)	(.23)	(.36)	31.49	9.30	9,724	.96		.94		.59
	Year ended 8/31/2005	24.18	.12	4.91	5.03	(.06)	-	(.06)	29.15	20.83	6,389	.96		.94		.46

Class R-4:	Six months ended 2/28/2010(5)	24.75	.08	2.09	2.17	(.23)	-	(.23)	26.69	8.75	17,050	.69	(6)	.69	(6)	.63	(6)
	Year ended 8/31/2009	30.38	.23	(5.62)	(5.39)	(.24)	-	(.24)	24.75	(17.53)	15,985	.70		.69		1.04
	Year ended 8/31/2008	35.52	.35	(3.08)	(2.73)	(.35)	(2.06)	(2.41)	30.38	(8.26)	17,215	.67		.64		1.06
	Year ended 8/31/2007	31.73	.31	4.85	5.16	(.27)	(1.10)	(1.37)	35.52	16.63	17,856	.68		.65		.91
	Year ended 8/31/2006	29.35	.27	2.54	2.81	(.20)	(.23)	(.43)	31.73	9.60	12,558	.69		.66		.86
	Year ended 8/31/2005	24.35	.19	4.94	5.13	(.13)	-	(.13)	29.35	21.15	8,032	.70		.68		.72

Class R-5:	Six months ended 2/28/2010(5)	24.94	.12	2.10	2.22	(.29)	-	(.29)	26.87	8.90	14,651	.39	(6)	.39	(6)	.92	(6)
	Year ended 8/31/2009	30.66	.30	(5.69)	(5.39)	(.33)	-	(.33)	24.94	(17.30)	14,023	.40		.40		1.36
	Year ended 8/31/2008	35.82	.45	(3.09)	(2.64)	(.46)	(2.06)	(2.52)	30.66	(7.96)	17,362	.37		.34		1.35
	Year ended 8/31/2007	31.98	.41	4.89	5.30	(.36)	(1.10)	(1.46)	35.82	16.97	12,630	.38		.35		1.21
	Year ended 8/31/2006	29.56	.37	2.55	2.92	(.27)	(.23)	(.50)	31.98	9.92	6,863	.39		.36		1.17
	Year ended 8/31/2005	24.50	.28	4.97	5.25	(.19)	-	(.19)	29.56	21.52	3,204	.40		.38		1.02

Class R-6:	Six months ended 2/28/2010(5)	24.97	.13	2.10	2.23	(.28)	-	(.28)	26.92	8.92	4,903	.35	(6)	.35	(6)	1.00	(6)
	Period from 5/1/2009 to 8/31/2009	21.68	.09	3.20	3.29	-	-	-	24.97	15.17	2,134	.14		.14		.38

	Six months ended February 28,	Year ended August 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	14%	38%	32%	26%	22%	20%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
                                                                                                                                          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009, through February 28, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2009	Ending account value 2/28/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,087.38	$3.57	.69%
Class A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class B -- actual return	1,000.00	1,083.16	7.49	1.45
Class B -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class C -- actual return	1,000.00	1,082.78	7.64	1.48
Class C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class F-1 -- actual return	1,000.00	1,087.56	3.42	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	1,088.56	2.28	.44
Class F-2 -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-A -- actual return	1,000.00	1,087.07	3.78	.73
Class 529-A -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-B -- actual return	1,000.00	1,082.88	7.95	1.54
Class 529-B -- assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-C -- actual return	1,000.00	1,082.68	7.90	1.53
Class 529-C -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E -- actual return	1,000.00	1,085.46	5.33	1.03
Class 529-E -- assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 529-F-1 -- actual return	1,000.00	1,088.23	2.74	.53
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 -- actual return	1,000.00	1,083.35	7.49	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 -- actual return	1,000.00	1,083.35	7.28	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 -- actual return	1,000.00	1,085.94	5.02	.97
Class R-3 -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 -- actual return	1,000.00	1,087.46	3.57	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 -- actual return	1,000.00	1,089.01	2.02	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-6 -- actual return	1,000.00	1,089.16	1.81	.35
Class R-6 -- assumed 5% return	1,000.00	1,023.06	1.76	.35

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Results of meeting of shareholders held November 24, 2009
(adjourned session December 23, 2009)1

Shares outstanding (all classes) on record date (August 28, 2009):	5,788,752,232
Total shares voting on November 24, 2009 (all proposals except to approve an Agreement and Plan of Reorganization):	3,356,582,756	(58.0% of shares outstanding)
Total shares voting on December 23, 2009 (proposal to approve an Agreement and Plan of Reorganization only):	3,867,023,593	(66.8% of shares outstanding)

Election of board members

Directors2	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Ronald P. Badie	3,238,625,824	96.5%	117,956,932	3.5%
Joseph C. Berenato	3,238,711,326	96.5	117,871,430	3.5
Louise H. Bryson	3,238,834,985	96.5	117,747,771	3.5
Robert J. Denison	3,238,591,231	96.5	117,991,525	3.5
Mary Anne Dolan	3,238,657,338	96.5	117,925,418	3.5
Robert A. Fox	3,238,098,114	96.5	118,484,642	3.5
John G. Freund	3,236,609,867	96.4	119,972,889	3.6
Leonade D. Jones	3,238,445,467	96.5	118,137,289	3.5
William H. Kling	3,237,577,636	96.5	119,005,120	3.5
John G. McDonald	3,236,158,020	96.4	120,424,736	3.6
Donald D. O’Neal	3,238,774,133	96.5	117,808,623	3.5
James F. Rothenberg	3,238,778,634	96.5	117,804,122	3.5
Christopher E. Stone	3,238,725,285	96.5	117,857,471	3.5

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining		Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	2,955,351,847	51.1%	139,294,470	2.4%	772,377,276	3	13.3%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining		Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:

Borrowing	2,444,876,541	72.8%	83,503,168	2.5%	828,203,047	3	24.7%
Issuance of senior securities	2,443,278,254	72.8	83,698,969	2.5	829,605,533	3	24.7
Underwriting	2,418,153,415	72.0	108,772,455	3.3	829,656,886	3	24.7
Investments in real estate or commodities	2,410,249,263	71.8	117,864,493	3.5	828,469,000	3	24.7
Lending	2,434,427,141	72.5	92,813,904	2.8	829,341,711	3	24.7
Industry concentration	2,415,846,882	72.0	111,052,363	3.3	829,683,511	3	24.7
Elimination of certain policies	2,401,027,094	71.5	123,270,177	3.7	832,285,485	3	24.8

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	2,430,790,857	72.4	79,296,537	2.4	846,495,362	3	25.2

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	2,434,338,497	72.5	72,711,696	2.2	849,532,563	3	25.3

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	2,434,330,755	72.5	74,213,659	2.2	848,038,342	3	25.3

To consider a shareholder proposal regarding genocide-free investing	282,678,062	10.9	2,173,524,825	83.8	137,370,586		5.3
(broker non-votes = 763,009,283)

1The meeting for the proposal to approve an Agreement and Plan of Reorganization only was held on December 23, 2009. The meeting for all other proposals was held on November 24, 2009.
2Gail L. Neale and Henry E. Riggs did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
3Includes broker non-votes.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2010, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
>The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-905-0410P

Litho in USA AGD/B/8084-S20698

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

February 28, 2010
unaudited

Common stocks — 91.54%	Shares	Value (000)

INFORMATION TECHNOLOGY — 22.54%
Microsoft Corp.	193,445,100	$5,544,137
Oracle Corp.	179,049,376	4,413,567
Google Inc., Class A1	7,942,900	4,184,320
Apple Inc.1	13,565,000	2,775,670
Cisco Systems, Inc.1	110,870,000	2,697,467
Corning Inc.2	78,423,846	1,382,612
Yahoo! Inc.1,2	79,922,100	1,223,607
QUALCOMM Inc.	32,446,694	1,190,469
EMC Corp.1	56,300,000	984,687
Hewlett-Packard Co.	18,965,000	963,232
International Business Machines Corp.	6,660,000	846,886
Intuit Inc.1,2	20,800,000	673,088
Intel Corp.	32,251,800	662,130
Accenture PLC, Class A	16,150,000	645,516
SAP AG	11,210,000	500,364
SAP AG (ADR)	2,715,000	121,035
Texas Instruments Inc.	24,924,000	607,647
Linear Technology Corp.2	19,850,000	539,325
Applied Materials, Inc.	39,810,000	487,274
Xilinx, Inc.2	17,155,300	443,121
Paychex, Inc.	13,578,900	406,552
Automatic Data Processing, Inc.	9,695,000	403,409
KLA-Tencor Corp.2	12,940,000	376,942
Juniper Networks, Inc.1	10,000,000	279,800
Flextronics International Ltd.1	36,705,464	255,470
Samsung Electronics Co. Ltd.	338,000	216,973
Fidelity National Information Services, Inc.	9,429,999	212,552
Nokia Corp. (ADR)	13,089,474	176,315
Nokia Corp.	2,500,000	33,705
Canon, Inc.	4,930,000	204,770
Tyco Electronics Ltd.	7,363,000	188,714
Analog Devices, Inc.	5,000,000	146,200
ASML Holding NV (New York registered)	2,977,778	91,805
ASML Holding NV	1,130,000	34,657
Maxim Integrated Products, Inc.	4,470,000	82,784
Micron Technology, Inc.1	8,600,000	77,916
Quanta Computer Inc.	36,214,258	73,861
Rohm Co., Ltd.	1,005,000	68,574
Lender Processing Services, Inc.	1,550,000	59,179
Motorola, Inc.1	8,225,000	55,601
Hirose Electric Co., Ltd.	489,700	52,020
Comverse Technology, Inc.1	6,000,000	51,600
Microchip Technology Inc.	1,818,000	49,195
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,338,859	32,554
Advanced Micro Devices, Inc.1	3,800,000	30,058
Western Union Co.	890,000	14,044
HTC Corp.	1,365,000	13,771
ProAct Holdings, LLC1,3,4	6,500,000	—
		34,575,175

HEALTH CARE — 12.11%
Medtronic, Inc.	45,325,000	1,967,105
Teva Pharmaceutical Industries Ltd. (ADR)	26,989,307	1,619,628
Roche Holding AG	9,605,000	1,605,607
Merck & Co., Inc.	40,180,191	1,481,845
Gilead Sciences, Inc.1	27,120,000	1,291,183
Celgene Corp.1	13,800,000	821,376
Eli Lilly and Co.	20,340,000	698,476
Intuitive Surgical, Inc.1	1,896,730	658,431
Biogen Idec Inc.1	11,500,000	632,615
Stryker Corp.	11,125,000	590,737
Amgen Inc.1	10,078,900	570,567
UnitedHealth Group Inc.	16,756,000	567,358
St. Jude Medical, Inc.1	14,025,000	536,035
Zimmer Holdings, Inc.1	9,270,000	531,449
Vertex Pharmaceuticals Inc.1,2	12,405,175	503,774
Novartis AG	9,000,000	501,072
Abbott Laboratories	8,700,000	472,236
Aetna Inc.	14,820,000	444,452
Hospira, Inc.1	7,750,000	405,557
Baxter International Inc.	6,300,000	358,659
Allergan, Inc.	5,940,000	347,074
Boston Scientific Corp.1	41,872,131	324,090
Novo Nordisk A/S, Class B	4,227,400	298,888
McKesson Corp.	4,500,000	266,175
Covidien PLC	4,910,475	241,203
ResMed Inc.1	3,640,500	207,800
Johnson & Johnson	3,050,000	192,150
Covance Inc.1	3,150,000	178,353
Thermo Fisher Scientific Inc.1	1,900,000	92,663
Hologic, Inc.1	3,095,000	53,389
Pharmaceutical Product Development, Inc.	2,061,082	43,406
Nobel Biocare Holding AG	1,300,302	33,101
Illumina, Inc.1	700,000	25,424
Abraxis BioScience, Inc.1	550,000	17,793
Fresenius SE1	1,176,253	200
		18,579,871

ENERGY — 9.88%
Schlumberger Ltd.	25,301,700	1,545,934
Suncor Energy Inc. (CAD denominated)	46,610,366	1,346,974
Suncor Energy Inc.	5,360,000	154,958
Apache Corp.	11,685,000	1,211,033
Devon Energy Corp.	16,774,600	1,155,099
Occidental Petroleum Corp.	11,830,000	944,626
EOG Resources, Inc.	8,825,237	830,014
Canadian Natural Resources, Ltd.	11,445,000	770,903
Baker Hughes Inc.	14,541,178	696,813
Halliburton Co.	18,445,000	556,117
Noble Energy, Inc.	6,859,000	498,238
CONSOL Energy Inc.2	9,856,400	496,368
Cameco Corp.	10,257,000	281,862
Cameco Corp. (CAD denominated)	6,842,300	187,915
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	10,430,200	444,848
Diamond Offshore Drilling, Inc.	4,900,000	427,868
Nexen Inc.	14,996,847	338,473
FMC Technologies, Inc.1	6,000,000	337,020
BG Group PLC	14,450,000	252,249
Petrohawk Energy Corp.1	11,730,000	251,022
Tenaris SA (ADR)	5,760,000	238,637
Murphy Oil Corp.	4,318,000	224,104
ConocoPhillips	3,982,100	191,141
Chevron Corp.	2,450,000	177,135
BJ Services Co.	8,102,000	177,029
Transocean Ltd.1	2,186,041	174,490
Pioneer Natural Resources Co.	3,605,000	168,173
Imperial Oil Ltd.	4,522,754	166,546
Smith International, Inc.	3,690,374	151,268
Peabody Energy Corp.	2,830,000	130,095
Exxon Mobil Corp.	1,900,000	123,500
Arch Coal, Inc.	5,089,568	114,464
Saipem SpA, Class S	3,200,000	105,904
Hess Corp.	1,330,000	78,204
Core Laboratories NV	600,000	74,418
OAO Gazprom (ADR)	3,072,600	68,335
Patriot Coal Corp.1	3,316,000	55,245
		15,147,022

FINANCIALS — 9.87%
JPMorgan Chase & Co.	43,975,000	1,845,631
Bank of America Corp.	102,109,655	1,701,147
Wells Fargo & Co.	58,727,000	1,605,596
Berkshire Hathaway Inc., Class A1	8,610	1,031,478
Bank of New York Mellon Corp.	30,913,100	881,642
Goldman Sachs Group, Inc.	4,330,000	676,995
Banco Bradesco SA, preferred nominative (ADR)	38,244,571	662,014
Citigroup Inc.1	171,026,924	581,492
Northern Trust Corp.	8,891,000	473,801
PNC Financial Services Group, Inc.	8,296,602	446,025
CME Group Inc., Class A	1,450,000	437,450
Industrial and Commercial Bank of China Ltd., Class H	617,493,000	436,771
Aon Corp.	10,015,742	410,044
IntercontinentalExchange, Inc.1	3,650,000	391,609
Morgan Stanley	10,000,000	281,800
UBS AG1	19,754,666	272,611
Credit Suisse Group AG	5,645,000	250,901
Fifth Third Bancorp	20,000,000	244,200
Marsh & McLennan Companies, Inc.	10,500,000	243,810
ACE Ltd.	4,865,000	243,201
Housing Development Finance Corp. Ltd.	4,480,000	243,085
New York Community Bancorp, Inc.	12,000,000	185,880
State Street Corp.	4,042,700	181,558
People’s United Financial, Inc.	11,130,000	175,520
Banco Santander, SA	12,675,000	164,908
Discover Financial Services	12,011,000	163,950
Onex Corp.	5,200,000	125,268
Jefferies Group, Inc.	5,000,000	124,800
AMP Ltd.	21,479,608	114,345
Franklin Resources, Inc.	1,000,000	101,720
American Express Co.	2,000,000	76,380
Genworth Financial, Inc., Class A1	4,607,500	73,444
AXIS Capital Holdings Ltd.	2,000,000	62,900
Zions Bancorporation	3,200,000	59,328
Marshall & Ilsley Corp.	7,399,998	52,392
First Horizon National Corp.1	3,999,999	51,200
Willis Group Holdings PLC	1,210,000	36,034
Bank of Ireland1	10,000,000	13,625
Deutsche Bank AG	200,000	12,708
Washington Mutual, Inc.1	24,571,428	6,511
		15,143,774

CONSUMER DISCRETIONARY — 9.58%
Time Warner Inc.	45,674,667	1,326,392
News Corp., Class A	93,860,800	1,254,919
McDonald’s Corp.	18,088,000	1,154,919
Johnson Controls, Inc.	30,292,800	942,106
Time Warner Cable Inc.2	18,152,120	847,522
NIKE, Inc., Class B	11,838,974	800,315
Lowe’s Companies, Inc.	31,179,800	739,273
Comcast Corp., Class A	36,615,000	601,951
Comcast Corp., Class A, special nonvoting shares	8,200,000	127,018
Target Corp.	13,676,050	704,590
Carnival Corp., units	17,436,786	627,027
DIRECTV, Class A1	16,440,000	556,494
Amazon.com, Inc.1	4,385,000	519,184
YUM! Brands, Inc.	14,431,000	486,613
Best Buy Co., Inc.	11,556,875	421,826
Home Depot, Inc.	11,648,910	363,446
Starbucks Corp.1	14,000,000	320,740
Las Vegas Sands Corp.1	16,717,500	278,012
Marriott International, Inc., Class A	8,381,109	227,212
Staples, Inc.	8,400,000	216,384
NVR, Inc.1	285,000	201,865
CarMax, Inc.1	9,185,000	185,445
Harman International Industries, Inc.1,2	4,261,600	183,845
Shaw Communications Inc., Class B, nonvoting	9,500,000	179,550
DreamWorks Animation SKG, Inc., Class A1	3,900,000	169,494
Magna International Inc., Class A	2,747,100	156,557
Nikon Corp.	6,856,000	150,669
Omnicom Group Inc.	4,102,240	150,224
Wynn Resorts, Ltd.	2,185,000	138,900
Li & Fung Ltd.	29,434,000	136,901
Toyota Motor Corp.	2,730,000	102,191
Strayer Education, Inc.	429,000	97,310
Brinker International, Inc.	4,500,000	81,495
Harley-Davidson, Inc.	3,109,500	76,525
Kohl’s Corp.1	900,000	48,438
Chipotle Mexican Grill, Inc.1	425,000	44,502
D.R. Horton, Inc.	3,580,000	44,249
Weight Watchers International, Inc.	1,440,000	37,037
		14,701,140

MATERIALS — 7.87%
Barrick Gold Corp.	47,100,000	1,773,786
Syngenta AG2	4,750,000	1,230,432
Rio Tinto PLC	19,963,764	1,023,892
Freeport-McMoRan Copper & Gold Inc.	12,049,600	905,648
Monsanto Co.	12,539,400	885,909
Newmont Mining Corp.	17,648,000	869,693
Potash Corp. of Saskatchewan Inc.	7,050,000	778,743
BHP Billiton PLC (ADR)	7,885,000	486,978
BHP Billiton PLC	9,290,000	284,262
CRH PLC	30,131,457	686,877
Praxair, Inc.	8,700,502	653,756
United States Steel Corp.	7,003,200	370,749
ArcelorMittal	9,085,000	346,221
Xstrata PLC1	20,500,000	321,919
Cliffs Natural Resources Inc.	5,424,000	305,914
Sigma-Aldrich Corp.2	6,155,000	293,532
Nucor Corp.	5,800,000	240,120
Vale SA, ordinary nominative (ADR)	8,000,000	222,880
Vale SA, Class A, preferred nominative (ADR)	300,000	7,380
Ecolab Inc.	3,055,539	128,760
Vulcan Materials Co.	2,479,934	107,654
Air Products and Chemicals, Inc.	830,561	56,960
AK Steel Holding Corp.	1,940,881	41,787
Kuraray Co., Ltd.	2,290,000	29,346
Akzo Nobel NV	412,000	20,964
		12,074,162

INDUSTRIALS — 7.06%
Union Pacific Corp.	21,167,200	1,426,034
Boeing Co.	16,842,598	1,063,778
United Parcel Service, Inc., Class B	17,140,000	1,006,804
General Dynamics Corp.	12,481,400	905,526
United Technologies Corp.	11,375,000	780,894
CSX Corp.	12,213,710	579,663
Lockheed Martin Corp.	6,430,000	499,997
Norfolk Southern Corp.	9,286,600	477,610
First Solar, Inc.1	4,229,800	447,936
Southwest Airlines Co.	33,889,000	426,324
Precision Castparts Corp.	3,315,000	373,766
Raytheon Co.	4,700,000	264,328
Iron Mountain Inc.1	10,040,000	259,835
FedEx Corp.	2,927,776	248,158
General Electric Co.	15,000,000	240,900
Tyco International Ltd.	6,363,000	229,450
Caterpillar Inc.	4,000,000	228,200
Northrop Grumman Corp.	3,182,000	194,929
URS Corp.1	4,020,000	186,930
Republic Services, Inc.	6,122,400	172,284
Roper Industries, Inc.	3,000,000	166,320
Continental Airlines, Inc., Class B1	6,885,000	142,244
KBR, Inc.	6,575,289	136,174
AMR Corp.1	14,500,000	133,255
Joy Global Inc.	2,238,600	113,721
3M Co.	881,900	70,684
Robert Half International Inc.	1,586,010	44,250
Monster Worldwide, Inc.1	1,114,500	15,547
		10,835,541

CONSUMER STAPLES — 6.01%
Philip Morris International Inc.	33,546,700	1,643,117
Coca-Cola Co.	27,184,700	1,433,177
Colgate-Palmolive Co.	12,964,400	1,075,267
PepsiCo, Inc.	13,225,000	826,166
CVS/Caremark Corp.	20,810,000	702,338
Avon Products, Inc.	21,175,000	644,567
Altria Group, Inc.	16,336,700	328,694
Estée Lauder Companies Inc., Class A	5,039,000	302,995
Kerry Group PLC, Class A2	8,965,824	284,020
Anheuser-Busch InBev NV	4,875,000	244,167
Molson Coors Brewing Co., Class B	5,373,000	216,962
Pernod Ricard SA	2,818,035	212,444
Wal-Mart Stores, Inc.	3,915,000	211,684
Shoppers Drug Mart Corp.	4,035,000	168,716
Clorox Co.	2,750,000	168,603
Sysco Corp.	4,450,000	128,605
Diageo PLC	7,750,000	125,719
Safeway Inc.	5,000,000	124,600
Procter & Gamble Co.	1,760,000	111,373
L’Oréal SA	1,010,000	104,613
General Mills, Inc.	1,235,000	88,932
Whole Foods Market, Inc.1	2,159,600	76,644
		9,223,403

TELECOMMUNICATION SERVICES — 1.12%
América Móvil, SAB de CV, Series L (ADR)	16,432,028	732,376
SOFTBANK CORP.	13,700,000	358,362
Qwest Communications International Inc.	46,418,000	211,666
Vodafone Group PLC	75,000,000	161,741
Telefónica, SA	6,735,000	158,248
Telephone and Data Systems, Inc., special common shares	2,303,100	65,385
Sprint Nextel Corp., Series 11	9,195,000	30,619
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		1,718,397

UTILITIES — 0.65%
Edison International	9,750,000	318,142
NRG Energy, Inc.1	9,300,000	203,112
Allegheny Energy, Inc.	8,450,000	191,392
Exelon Corp.	4,100,000	177,530
RRI Energy, Inc.1	17,302,000	73,534
Dynegy Inc., Class A1	21,020,000	31,530
		995,240

MISCELLANEOUS — 4.85%
Other common stocks in initial period of acquisition		7,437,575

Total common stocks (cost: $126,657,202,000)		140,431,300

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,273	990

Total preferred stocks (cost: $21,000,000)		$990

Warrants — 0.00%	Shares

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,3	2,857,142	—

Total warrants (cost: $10,949,000)		—

Convertible securities — 0.05%

FINANCIALS — 0.03%
SLM Corp., Series C, 7.25% convertible preferred 2010	77,600	47,629

CONSUMER DISCRETIONARY — 0.01%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	99,040	15,553

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		9,300

Total convertible securities (cost: $46,234,000)		72,482

	Principal amount
Bonds & notes — 0.05%	(000)

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.03%
Fannie Mae 2.50% 2010	$50,000	50,140

CONSUMER DISCRETIONARY — 0.02%
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	20,700	20,131
MGM MIRAGE 13.00% 2013	4,125	4,723
		24,854

Total bonds & notes (cost: $69,448,000)		74,994

Short-term securities — 8.05%

Freddie Mac 0.12%–0.41% due 3/1–10/25/2010	3,791,935	3,790,129
Fannie Mae 0.13%–0.70% due 3/3–12/1/2010	3,536,277	3,532,639
U.S. Treasury Bills 0.145%–0.405% due 5/6–11/18/2010	2,554,300	2,552,129
Federal Home Loan Bank 0.06%–0.39% due 3/15–10/19/2010	386,100	385,917
International Bank for Reconstruction and Development 0.19%–0.22% due 3/22–4/20/2010	349,200	349,170
Federal Farm Credit Banks 0.34%–0.38% due 9/1–12/17/2010	320,000	319,508
Johnson & Johnson 0.20%–0.28% due 5/24–8/16/20105	311,900	311,647
Straight-A Funding LLC 0.16%–0.19% due 3/10–5/21/20105	300,047	300,021
JPMorgan Chase Funding Inc. 0.23% due 3/18/20105	75,000	74,992
JPMorgan Chase & Co. 0.12%–0.25% due 3/26–7/8/2010	90,000	89,945
Jupiter Securitization Co., LLC 0.20% due 5/19/20105	20,000	19,984
Park Avenue Receivables Co., LLC 0.17% due 4/20/20105	17,500	17,496
Bank of America Corp. 0.37% due 3/16–3/17/2010	180,000	179,985
E.I. duPont de Nemours and Co. 0.35%–0.43% due 6/15–6/29/20105	130,000	129,892
Private Export Funding Corp. 0.15%–0.29% due 3/4–5/26/20105	113,500	113,485
General Electric Capital Services, Inc. 0.17% due 5/12/2010	42,800	42,781
General Electric Capital Corp. 0.10% due 3/1/2010	9,800	9,800
Microsoft Corp. 0.16%–0.17% due 4/14–5/26/20105	51,900	51,889
NetJets Inc. 0.15% due 4/21/20105	30,000	29,992
Coca-Cola Co. 0.22% due 7/14/20105	30,000	29,974
Walt Disney Co. 0.14% due 4/5/20105	13,041	13,039
Paccar Financial Corp. 0.16% due 3/25/2010	12,200	12,199

Total short-term securities (cost: $12,352,580,000)		12,356,613

Total investment securities (cost: $139,157,413,000)		152,936,379
Other assets less liabilities		470,937

Net assets		$153,407,316

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $990,000, which represented less than .01% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	$21,000	$990	.00%
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
ProAct Holdings, LLC	1/4/2005	162	—	.00

Total restricted securities		$21,162	$990	.00%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,092,411,000, which represented .71% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0410O-S21506

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: April 30, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 30, 2010